ACQUISITION OF BUSINESSES - Schedule of Prior Year Acquisitions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	$ 1,554	$ 1,152
Business services
Disclosure of detailed information about business combination [line items]
Goodwill	579	238
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Total Consideration	211	19
Net working capital		1
Intangible assets	403	36
Goodwill	325	39
Net assets acquired before non-controlling interest	1,053	76
Non-controlling interest	(842)	(57)
Net Assets Acquired	$ 211	$ 19